NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net interest income
	R$ thousands
	Year ended December 31
	2023	2022	2021
Interest and similar income
Loans and advances to banks	28,323,764	17,154,023	9,043,136
Loans and advances to customers:
- Loans	102,035,197	100,681,327	72,338,735
- Leases	582,589	485,298	247,502
Financial assets:
- At fair value through profit or loss	28,363,663	29,224,224	18,631,552
- Fair value through other comprehensive income	16,906,668	29,301,725	17,975,178
- At amortized cost	25,277,210	15,526,536	16,873,684
Compulsory deposits with the Central Bank	9,943,391	8,224,712	3,101,796
Other financial interest income	25,992	15,340	11,763
Total	211,458,474	200,613,185	138,223,346

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(1,943,998)	(230,452)	(100,492)
- Funding in the open market	(31,529,801)	(26,140,363)	(12,529,476)
- Borrowings and onlending	(5,834,892)	(5,182,646)	(3,351,886)
Deposits from customers:
- Savings accounts	(9,017,597)	(9,351,219)	(4,268,873)
- Time deposits	(42,262,374)	(32,706,362)	(11,175,855)
Securities issued	(25,887,914)	(21,274,753)	(7,348,164)
Subordinated debt	(7,007,236)	(7,262,125)	(3,154,164)
Liabilities of insurance contracts	(32,173,621)	(27,972,772)	(12,648,822)
Technical capitalization provisions	(718,622)	(681,221)	(543,591)
Total	(156,376,055)	(130,801,913)	(55,121,323)

Net interest income	55,082,419	69,811,272	83,102,023